Cover	Mar. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2022
Entity File Number	333-216086
Entity Registrant Name	Migom Global Corp.
Entity Central Index Key	0001697412
Entity Tax Identification Number	61-1787148
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1185 6th Ave
Entity Address, Address Line Two	3rd floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	257 6711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Alfacourse Inc.